Net Employee Defined Benefit Liabilities - Schedule of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Defined Benefit Plans [Abstract]
Expenses in respect of defined contribution plans	$ 1,641	$ 1,632